Critical Accounting Estimates And Judgments - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	$ 8,230	$ 7,687
Impairment of goodwill	0	11,161	$ 2,460
Oss
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	3,300	3,100
Utrecht
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	4,900	4,600
Biostrand
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Impairment of goodwill	$ 21,200	$ 11,200	$ 2,500